Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (21,948)	$ (36,280)	$ (68,208)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expenses	302	232	61
Share-based compensation	770	1,666	3,152
Non-cash operating lease expenses	1,086	912	546
Loss on derecognition of operating right-of-use assets	0	0	22
Paycheck Protection Program Loan Forgiveness	0	0	(635)
Disposal of property and equipment	37	0	0
Unrealized gain on short-term investments	(4)	(19)	(144)
Change in fair value in forward contract	0	(1,071)	(444)
Changes in assets and liabilities:
Short-term investments	2,658	10,172	(13,025)
Advances to suppliers	186	1,243	1,770
Prepaid expenses and other current assets	593	91	(496)
Other noncurrent assets	(17)	1,411	(294)
Accounts payable	326	(575)	(560)
Accrued expenses	111	(1,388)	(1,711)
Operating lease liabilities	(966)	(1,455)	(518)
Other current liabilities	113	(4,669)	2,535
Deferred revenue	249	(1,351)	30,033
Other noncurrent liabilities	30	2,930	674
Net cash used in operating activities	(16,474)	(28,151)	(47,242)
Cash flows from investing activities:
Acquisitions of property and equipment	(100)	(34)	(2,844)
Refund from return of property and equipment	0	717	0
Purchase of short-term available-for-sale investments	(1,300)	(32,197)	(44,232)
Sales of short-term investments	0	0	1,663
Proceeds from maturity of short-term available-for-sale investments	1,300	49,761	25,000
Net cash (used in) provided by investing activities	(100)	18,247	(20,413)
Cash flows from financing activities:
Proceeds from issuance of contingently redeemable noncontrolling interests, net of issuance cost	0	5,000	0
Proceeds from exercise of share options	4	0	83
Payments of offering costs	0	0	(44)
Payments of issuance costs of contingently redeemable noncontrolling interests	0	0	(38)
Repayments of loans	0	(1,569)	0
Net cash provided by financing activities	4	3,431	1
Effect of foreign exchange rate changes	(76)	(756)	(258)
Net increase (decrease) in cash, cash equivalents and restricted cash	(16,646)	(7,229)	(67,912)
Cash, cash equivalents and restricted cash at beginning of year	34,396	41,625	109,537
Cash, cash equivalents, and restricted cash at end of year	17,750	34,396	41,625
Supplemental disclosures of cash flow information
Interest paid	0	17	91
Interest received	462	136	98
Income taxes paid	36	367	22
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	0	4,411	1,181
Operating lease right-of-use assets released in exchange for operating lease liabilities	0	0	(803)
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	7,809	34,396	41,625
Restricted cash	9,941	0	0
Total cash, cash equivalents and restricted cash	$ 17,750	$ 34,396	$ 41,625